Summary of Significant Accounting Policies, Estimates and Judgments - Result of Combined Application of Business Model and SPPI Tests on Adoption of IFRS 9 in Reclassification of Financial Assets and Liabilities (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Nov. 01, 2018	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2018
Trading Equity Securities [member] | Available-for-sale to Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
IFRS 9 Measurement category			FVTPL
IFRS 9 Carrying amount			$ 833
IAS 39 Measurement category				Available-for-sale
IAS 39 Carrying amount				$ 833
Trading debt securities [member] | Available-for-sale to Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
IFRS 9 Measurement category			FVTPL
IFRS 9 Carrying amount			$ 1,739
IAS 39 Measurement category				Available-for-sale
IAS 39 Carrying amount				$ 1,739
Held-to-collect Debt Securities [member]
Disclosure of detailed information about financial instruments [line items]
IFRS 9 Measurement category	Amortized Cost
IAS 39 Measurement category		Available-for-sale
Fair value of debt securities reclassified from available-for-sale to amortised cost		$ 17,870			$ 17,870
Gains (losses) that would have been recognized in Other Comprehensive Income if available-for-sale securities had not been reclassified to amortised cost					$ 271